Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity risks for companies have increased significantly in recent years due to the mounting threat and sophistication of cybercrime. A cybersecurity breach, incident, or failure of our IT systems could disrupt our businesses, put employees at risk, result in the disclosure of confidential information, damage our reputation, and create significant financial and legal exposure for DEC.
Our network is designed using a Zero Trust Approach (“ZTA”) and is segmented to provide additional layers of security. We have established several layers of security, including least privilege access, conditional access policies, and multi-factor authentication (“MFA”). Our ZTA extends beyond our network to encompass identity, endpoints, infrastructure, data, and applications. This integrated ecosystem enables enhanced visibility, intelligence, and automation for our security team. Due to our 100% cloud environment, we focus on continuous testing of our security posture from both trusted and untrusted sources—both external and internal to our networks—rather than relying on a one-time penetration testing approach. Additionally, we collaborate with third-party managed security service providers and utilize internal resources for round-the-clock incident monitoring.

Link to Strategy:	.2. .3.	Link to KPIs:	.1. .2. .4.
Response/Mitigation
•Employees are our first line of defense against cyberattacks, and we promote secure behaviors to help mitigate this growing risk. We focus on practical rules through robust mandatory annual training and e-learning sessions delivered by our digital security team. One of these rules addresses phishing and reminds staff to ‘think before they click’.
•We engage with key technology partners and suppliers to ensure potentially vulnerable systems are identified and secured.
•We test our cybersecurity crisis management and business continuity plans, recognizing the evolving nature and pace of the threat landscape.
•We continuously implement and monitor our IT Security Policy, which includes measures to protect against cyberattacks.
•Advanced network security detection with regular threat testing.
•Control and protection of confidential information.
•Our Information Security Management Team, which includes certain members of the Senior Leadership Team including the Chief Financial Officer,
Chief Information Officer, Chief Information Security Officer and General Counsel, meets at least once a quarter to discuss cybersecurity issues, risks and strategies. The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our network is designed using a Zero Trust Approach (“ZTA”) and is segmented to provide additional layers of security. We have established several layers of security, including least privilege access, conditional access policies, and multi-factor authentication (“MFA”). Our ZTA extends beyond our network to encompass identity, endpoints, infrastructure, data, and applications. This integrated ecosystem enables enhanced visibility, intelligence, and automation for our security team. Due to our 100% cloud environment, we focus on continuous testing of our security posture from both trusted and untrusted sources—both external and internal to our networks—rather than relying on a one-time penetration testing approach. Additionally, we collaborate with third-party managed security service providers and utilize internal resources for round-the-clock incident monitoring.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Information Security Management Team, which includes certain members of the Senior Leadership Team including the Chief Financial Officer,
Chief Information Officer, Chief Information Security Officer and General Counsel, meets at least once a quarter to discuss cybersecurity issues, risks and strategies. The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Information Security Management Team, which includes certain members of the Senior Leadership Team including the Chief Financial Officer,
Chief Information Officer, Chief Information Security Officer and General Counsel, meets at least once a quarter to discuss cybersecurity issues, risks and strategies. The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Role of Management [Text Block]	Our Information Security Management Team, which includes certain members of the Senior Leadership Team including the Chief Financial Officer,
Chief Information Officer, Chief Information Security Officer and General Counsel, meets at least once a quarter to discuss cybersecurity issues, risks and strategies. The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Information Security Management Team, which includes certain members of the Senior Leadership Team including the Chief Financial Officer,
Chief Information Officer, Chief Information Security Officer and General Counsel, meets at least once a quarter to discuss cybersecurity issues, risks and strategies. The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The membership of this committee is
adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Information Security Management Team regularly briefs the Board of Directors on information security matters, including assessing risks, efforts to improve our network security systems and enhanced employee trainings. The membership of this committee is adequately trained and educated to provide proper governance, risk management, and control of the cybersecurity program utilizing the National
Institute of Standards and Technology framework.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true